Unaudited Consolidated Statements of (Loss) Income - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Income Statement [Abstract]
Revenues	$ 396,517,000	$ 425,836,000	$ 1,453,376,000	$ 1,375,106,000
Voyage expenses	(61,736,000)	(97,829,000)	(250,196,000)	(310,022,000)
Vessel operating expenses	(153,764,000)	(159,616,000)	(454,853,000)	(479,229,000)
Time-charter hire expenses	18,796,000	28,932,000	63,566,000	87,587,000
Depreciation and amortization	(64,352,000)	(73,633,000)	(200,205,000)	(219,589,000)
General and administrative expenses	(18,073,000)	(20,016,000)	(60,018,000)	(63,856,000)
Write-down and (loss) gain on sale	(66,273,000)	(175,785,000)	(171,548,000)	(179,113,000)
Gain on commencement of sales-type lease	0	0	44,943,000	0
Restructuring charges	2,139,000	414,000	9,149,000	10,404,000
Income (loss) from vessel operations	11,384,000	(130,389,000)	288,784,000	25,306,000
Interest expense	(53,175,000)	(67,707,000)	(174,940,000)	(211,583,000)
Interest income	1,754,000	1,485,000	6,871,000	6,407,000
Realized and unrealized gains (losses) on derivative instruments	(1,471,000)	(1,924,000)	(32,404,000)	(18,311,000)
Equity income (loss)	24,392,000	21,514,000	62,048,000	(46,423,000)
Foreign exchange (loss) gain)	(5,943,000)	5,628,000	(8,219,000)	(2,853,000)
Other Income (Loss)	(14,627,000)	(1,424,000)	(15,707,000)	(12,495,000)
(Loss) income before income taxes	(37,686,000)	(172,817,000)	126,433,000	(259,952,000)
Income tax (expense) recovery	3,702,000	3,091,000	(9,681,000)	11,531,000
Net (loss) income	(41,388,000)	(175,908,000)	136,114,000	(271,483,000)
Net loss (income) attributable to non-controlling interests	5,981,000	(22,270,000)	(199,603,000)	(50,437,000)
Net loss attributable to the shareholders of Teekay Corporation	$ (35,407,000)	$ (198,178,000)	$ (63,489,000)	$ (321,920,000)
Earnings Per Share, Basic	$ (0.35)	$ (1.97)	$ (0.63)	$ (3.20)
Earnings Per Share, Diluted	$ (0.35)	$ (1.97)	$ (0.63)	$ (3.20)
Weighted average number of common shares outstanding (note 18)
Weighted Average Number of Shares Outstanding, Basic and Diluted	101,107,371	100,784,683	101,034,362	100,697,251